Condensed Consolidated Statements Of Changes In Equity From Nonowner Sources (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Condensed Consolidated Statements Of Changes In Equity From Nonowner Sources [Abstract]
Net income before attribution of noncontrolling interests	¥ 195,210	¥ 580,262
Other changes in equity from nonowner sources:
Net unrealized holding losses on investment securities (including unrealized gains of 1,019 million and 508 million, net of tax, related to debt securities with credit component realized in earnings in 2010 and 2011)	(42,591)	(139,409)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	10,183	(62,783)
Total	(32,408)	(202,192)
Net unrealized losses on derivatives qualifying for cash flow hedges	(314)	(640)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	278	(2,171)
Total	(36)	(2,811)
Pension liability adjustments	(19,556)	(31,197)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	8,855	3,914
Total	(10,701)	(27,283)
Foreign currency translation adjustments	(73,348)	(111,852)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	13,354	8,947
Total	(59,994)	(102,905)
Total changes in equity from nonowner sources	92,071	245,071
Net income (loss) attributable to noncontrolling interests	4,246	(2,608)
Other changes in equity from nonowner sources attributable to noncontrolling interests	754	(1,016)
Total changes in equity from nonowner sources attributable to Mitsubishi UFJ Financial Group	¥ 87,071	¥ 248,695